26. Share-Based Payment (Details - Option activity)	1 Months Ended	12 Months Ended
	May 31, 2017 shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2016 USD ($) shares $ / shares	Dec. 31, 2015 USD ($) shares $ / shares
Number of share options outstanding [Roll Forward]
Exercised	(2,900)
Employee Stock Option [Member]
Number of share options outstanding [Roll Forward]
Beginning balance		473,850	484,250	202,500
Granted		0	0	313,000
Exercised		0	(2,900)	0
Cancelled		(655)	(7,500)	(31,250)
Ending balance		473,195	473,850	484,250	202,500
Weighted average exercise price per share [Roll Forward]
Beginning balance | $ / shares		1.132	1.132	2.759
Granted | $ / shares
Exercised | $ / shares
Cancelled | $ / shares
Ending balance | $ / shares		1.132	1.132	1.132	2.759
Weighted average remaining contractual term [Roll Forward]
Weighted average remained contractual term (in years)		2 years 10 months 6 days	3 years 10 months 6 days	4 years 8 months 9 days	5 years
Aggregate intrinsic value [Roll Forward]
Beginning balance | $		$ 741,164	$ 743,564	$ 413,693
Granted | $		0	0	329,871
Exercised | $		0	0	0
Cancelled | $		0	(2,400)	0
Ending balance | $		$ 741,164	$ 741,164	$ 743,564	$ 413,693